PROPERTY AND EQUIPMENT - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of capital commitments [line items]
Total commitments	$ 139	$ 272
Less than 1 year
Disclosure of capital commitments [line items]
Total commitments	$ 139	$ 272